Earnings per share (Details 1) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Weighted average number of ordinary shares basic
Issued fully paid ordinary shares on April 01	182,238,069	179,223,247	179,144,347
Effect of shares issued on exercise of stock options	230,603	310,289	35,938
Effect of partly paid shares	0	0	0
Weighted average number of equity shares and equivalent shares outstanding	182,468,672	179,533,536	179,180,285